Quarterly Report
March 31, 2023
MFS®  Mid Cap Growth Series
MFS® Variable Insurance Trust
VMG-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Aerospace & Defense – 2.3%
Howmet Aerospace, Inc.	135,071	$5,722,958
Teledyne Technologies, Inc. (a)	4,014	1,795,703
		$7,518,661
Automotive – 3.0%
Copart, Inc. (a)	78,017	$5,867,658
LKQ Corp.	71,110	4,036,204
		$9,903,862
Brokerage & Asset Managers – 1.8%
NASDAQ, Inc.	111,688	$6,105,983
Business Services – 12.1%
CoStar Group, Inc. (a)	74,473	$5,127,466
Endava PLC, ADR (a)	4,310	289,546
Equifax, Inc.	22,200	4,503,048
Factset Research Systems, Inc.	6,450	2,677,331
Morningstar, Inc.	10,674	2,167,142
MSCI, Inc.	19,435	10,877,575
TransUnion	38,765	2,408,857
Tyler Technologies, Inc. (a)	12,253	4,345,404
Verisk Analytics, Inc., “A”	41,226	7,909,620
		$40,305,989
Computer Software – 10.9%
ANSYS, Inc. (a)	1,015	$337,792
Autodesk, Inc. (a)	13,568	2,824,315
Black Knight, Inc. (a)	69,863	4,021,314
Bumble, Inc., “A” (a)	23,519	459,796
Cadence Design Systems, Inc. (a)	57,247	12,027,022
Dun & Bradstreet Holdings, Inc.	160,762	1,887,346
NICE Systems Ltd., ADR (a)	26,638	6,097,172
Paylocity Holding Corp. (a)	17,028	3,384,826
Synopsys, Inc. (a)	13,828	5,341,065
		$36,380,648
Computer Software - Systems – 2.9%
Constellation Software, Inc.	3,200	$6,016,213
ServiceNow, Inc. (a)	7,686	3,571,838
		$9,588,051
Construction – 3.4%
AZEK Co., Inc. (a)	79,218	$1,864,792
Martin Marietta Materials, Inc.	3,235	1,148,619
Pool Corp.	5,740	1,965,606
Vulcan Materials Co.	37,510	6,435,215
		$11,414,232
Consumer Products – 1.0%
Church & Dwight Co., Inc.	38,657	$3,417,665
Consumer Services – 1.3%
Bright Horizons Family Solutions, Inc. (a)	57,869	$4,455,334

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.7%
AMETEK, Inc.	62,009	$9,011,768
Hubbell, Inc.	5,955	1,448,911
Littlefuse, Inc.	11,714	3,140,406
Rockwell Automation, Inc.	6,684	1,961,420
		$15,562,505
Electronics – 5.5%
ASM International N.V.	12,371	$5,023,768
Entegris, Inc.	31,766	2,605,130
Monolithic Power Systems, Inc.	21,649	10,836,190
		$18,465,088
Energy - Independent – 2.4%
Chesapeake Energy Corp.	32,287	$2,455,103
Diamondback Energy, Inc.	20,410	2,758,820
Hess Corp.	22,137	2,929,611
		$8,143,534
Energy - Renewables – 0.7%
Enphase Energy, Inc. (a)	11,295	$2,375,113
Engineering - Construction – 0.5%
Quanta Services, Inc.	9,764	$1,627,073
Gaming & Lodging – 2.3%
Hyatt Hotels Corp. (a)	40,962	$4,579,142
Red Rock Resorts, Inc.	66,859	2,979,906
		$7,559,048
General Merchandise – 1.1%
Five Below, Inc. (a)	17,222	$3,547,215
Insurance – 3.0%
Arthur J. Gallagher & Co.	52,469	$10,037,844
Internet – 2.1%
Gartner, Inc. (a)	17,224	$5,611,062
Match Group, Inc. (a)	40,258	1,545,505
		$7,156,567
Leisure & Toys – 1.7%
Electronic Arts, Inc.	10,156	$1,223,290
Take-Two Interactive Software, Inc. (a)	38,113	4,546,881
		$5,770,171
Machinery & Tools – 3.7%
IDEX Corp.	26,621	$6,150,250
Ingersoll Rand, Inc.	32,892	1,913,657
Wabtec Corp.	41,724	4,216,627
		$12,280,534
Medical & Health Technology & Services – 4.1%
Henry Schein, Inc. (a)	38,223	$3,116,703
ICON PLC (a)	28,340	6,053,141
IDEXX Laboratories, Inc. (a)	6,188	3,094,495
Veeva Systems, Inc. (a)	8,477	1,557,988
		$13,822,327

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 10.2%
Agilent Technologies, Inc.	43,234	$5,980,992
Bio-Techne Corp.	6,083	451,298
Bruker BioSciences Corp.	56,995	4,493,486
Envista Holdings Corp. (a)	97,165	3,972,105
Maravai Lifesciences Holdings, Inc., “A” (a)	20,616	288,830
Mettler-Toledo International, Inc. (a)	2,173	3,325,146
PerkinElmer, Inc.	30,425	4,054,435
Repligen Corp. (a)	5,386	906,787
STERIS PLC	36,889	7,056,128
Waters Corp. (a)	11,630	3,600,997
		$34,130,204
Other Banks & Diversified Financials – 0.2%
S&P Global, Inc.	1,701	$586,454
Pharmaceuticals – 2.1%
Alnylam Pharmaceuticals, Inc. (a)	14,976	$2,999,992
Ascendis Pharma, ADR (a)	27,654	2,965,062
Legend Biotech Corp., ADR (a)	23,393	1,128,011
		$7,093,065
Pollution Control – 1.3%
Waste Connections, Inc.	31,878	$4,433,274
Printing & Publishing – 2.7%
Warner Music Group Corp.	51,514	$1,719,022
Wolters Kluwer N.V.	56,789	7,165,725
		$8,884,747
Railroad & Shipping – 0.2%
Canadian Pacific Railway Ltd.	7,383	$568,048
Real Estate – 0.9%
Extra Space Storage, Inc., REIT	17,592	$2,866,265
Restaurants – 1.3%
Chipotle Mexican Grill, Inc., “A” (a)	2,493	$4,258,767
Specialty Stores – 7.3%
Burlington Stores, Inc. (a)	10,622	$2,146,706
Lululemon Athletica, Inc. (a)	9,107	3,316,678
O'Reilly Automotive, Inc. (a)	9,069	7,699,400
Tractor Supply Co.	18,859	4,432,619
Ulta Beauty, Inc. (a)	12,408	6,770,674
		$24,366,077
Telecommunications - Wireless – 1.0%
SBA Communications Corp., REIT	12,156	$3,173,567
Total Common Stocks		$325,797,912
Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 4.56% (v)	7,700,735	$7,702,276

Other Assets, Less Liabilities – (0.0)%		(56,234)
Net Assets – 100.0%		$333,443,954
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,702,276 and $325,797,912, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$292,111,093	$—	$—	$292,111,093
Netherlands	7,165,725	5,023,768	—	12,189,493
Canada	11,017,535	—	—	11,017,535
Israel	6,097,172	—	—	6,097,172
Denmark	2,965,062	—	—	2,965,062
China	1,128,011	—	—	1,128,011
United Kingdom	289,546	—	—	289,546
Mutual Funds	7,702,276	—	—	7,702,276
Total	$328,476,420	$5,023,768	$—	$333,500,188
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,781,244	$9,659,310	$9,737,777	$439	$(940)	$7,702,276
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$77,538	$—